Asset retirement obligation (Tables)	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligation Tables
Net present value of the ARO
	2014	2013	2012
ARO balance, beginning of the year	$64,560	$61,813	$57,953
Accretion expense	800	3,960	3,860
Costs incurred	(2,111)	(1,213)	-
Change in ARO estimates	(13,249)	-	-
ARO balance, end of the year	50,000	64,560	61,813